SHARE-BASED COMPENSATION - Additional information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Weighted average fair value of the options granted	$ 1.89	$ 2.64
Weighted average remaining contractual life for the share options outstanding (in years)	5 years 11 months 19 days	6 years 7 months 17 days
Minimum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 0.01	$ 0.01
Maximum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 8.44	$ 8.44